GAAP to Non-GAAP Reconciliation - Reconciliation between GAAP and non-GAAP results (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation [Abstract]
Net Income (Loss)	$ (9,394)	$ (501)	$ (59,002)	$ (55,743)	$ (50,000)	$ (43,000)
Interest income	(527)	(899)	(2,777)	(4,877)
Interest expense	1,350	1,314	5,320	5,256
Taxes	0	0	0	0
Depreciation & Amortization	2,808	2,237	10,623	8,419
EBITDA	(5,763)	2,151	(45,836)	(46,945)
Share-based compensation expense	7,555	8,555	33,823	30,603
Acquisition-related costs	0	0	0	1,873
Restructuring Charges	352	0	1,529	964
Customer credit loss	0	0	0	2,147
Litigation costs	1,304	399	3,852	399
Debt extinguishment loss	2,737	0	2,737	0
Adjusted EBITDA	$ 6,185	$ 11,105	$ (3,895)	$ (10,959)